Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	FRANKLIN INVESTORS SECURITIES TRUST
Central Index Key	0000809707
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Mar. 01, 2017
Franklin Investors Securities Trust - FIST1-19 | Franklin Balanced Fund | CLASS A
Risk/Return:
Trading Symbol	FBLAX
Franklin Investors Securities Trust - FIST1-19 | Franklin Balanced Fund | CLASS C
Risk/Return:
Trading Symbol	FBMCX
Franklin Investors Securities Trust - FIST1-19 | Franklin Balanced Fund | ADVISOR CLASS
Risk/Return:
Trading Symbol	FBFZX
Franklin Investors Securities Trust - FIST1-19 | Franklin Balanced Fund | Class R6
Risk/Return:
Trading Symbol	FBFRX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN CONVERTIBLE SECURITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FISCX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN CONVERTIBLE SECURITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FROTX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN CONVERTIBLE SECURITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCSZX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN CONVERTIBLE SECURITIES FUND | Class R6
Risk/Return:
Trading Symbol	FCSKX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN EQUITY INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FISEX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN EQUITY INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRETX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN EQUITY INCOME FUND | CLASS R
Risk/Return:
Trading Symbol	FREIX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN EQUITY INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FEIFX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN EQUITY INCOME FUND | Class R6
Risk/Return:
Trading Symbol	FEIQX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN REAL RETURN FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FARRX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN REAL RETURN FUND | CLASS A
Risk/Return:
Trading Symbol	FRRAX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN REAL RETURN FUND | CLASS C
Risk/Return:
Trading Symbol	FRRCX
Franklin Investors Securities Trust - FIST1-19 | FRANKLIN REAL RETURN FUND | Class R6
Risk/Return:
Trading Symbol	FRRRX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FISAX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FCSCX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FAUZX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND | Class A1
Risk/Return:
Trading Symbol	FAUGX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN FLOATING RATE DAILY ACCESS FUND | CLASS A
Risk/Return:
Trading Symbol	FAFRX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN FLOATING RATE DAILY ACCESS FUND | CLASS C
Risk/Return:
Trading Symbol	FCFRX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN FLOATING RATE DAILY ACCESS FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FDAAX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN FLOATING RATE DAILY ACCESS FUND | Class R6
Risk/Return:
Trading Symbol	FFRDX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN LOW DURATION TOTAL RETURN FUND | CLASS A
Risk/Return:
Trading Symbol	FLDAX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN LOW DURATION TOTAL RETURN FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FLDZX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN LOW DURATION TOTAL RETURN FUND | Class C
Risk/Return:
Trading Symbol	FLDCX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN LOW DURATION TOTAL RETURN FUND | Class R6
Risk/Return:
Trading Symbol	FLRRX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN TOTAL RETURN FUND | CLASS A
Risk/Return:
Trading Symbol	FKBAX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN TOTAL RETURN FUND | CLASS C
Risk/Return:
Trading Symbol	FCTLX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN TOTAL RETURN FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FBDAX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN TOTAL RETURN FUND | CLASS R
Risk/Return:
Trading Symbol	FTRRX
Franklin Investors Securities Trust - FIST2-20 | FRANKLIN TOTAL RETURN FUND | Class R6
Risk/Return:
Trading Symbol	FRERX